Nature of Operations	12 Months Ended
Dec. 31, 2023
Nature of Operations [Abstract]
Nature of Operations	NATURE OF OPERATIONS
Equinox Gold Corp. (the “Company” or “Equinox Gold”) was incorporated under the Business Corporations Act of British Columbia on March 23, 2007. Equinox Gold’s primary listing is on the Toronto Stock Exchange in Canada where its common shares trade under the symbol “EQX”. The Company’s shares also trade on the NYSE American Stock Exchange in the United States under the symbol “EQX”. The Company’s corporate office is at Suite 1501, 700 West Pender Street, Vancouver, British Columbia, Canada, V6C 1G8.
Equinox Gold is a mining company engaged in the operation, acquisition, exploration and development of mineral properties, with a focus on gold.
All of the Company’s principal properties are located in the Americas. The Company’s principal properties and material subsidiaries are wholly owned except for Greenstone Gold Mines LP, which is a joint operation that owns the Greenstone development project in which the Company has a 60% interest. Details of the Company’s principal properties, material subsidiaries and joint operation are as follows:

	Location	Principal property	Principal activity	Ownership interest
Subsidiary
Western Mesquite Mines, Inc.	USA	Mesquite Mine (“Mesquite”)	Production	100%
Castle Mountain Venture	USA	Castle Mountain Mine (“Castle Mountain”)	Production	100%
Desarrollos Mineros San Luis S.A. de C.V.	Mexico	Los Filos Mine Complex (“Los Filos”)	Production	100%
Mineração Aurizona S.A.	Brazil	Aurizona Mine (“Aurizona”)	Production	100%
Fazenda Brasileiro Desenvolvimento Mineral Ltda	Brazil	Fazenda Mine (“Fazenda”)	Production	100%
Mineração Riacho Dos Machados Ltda	Brazil	RDM Mine (“RDM”)	Production	100%
Santa Luz Desenvolvimento Mineral Ltda	Brazil	Santa Luz Mine (“Santa Luz”)	Production	100%
Joint operation
Greenstone Gold Mines LP	Canada	Greenstone Project (“Greenstone”)	Development	60%
On April 21, 2022, the Company completed the sale of its Mercedes Mine in Mexico (“Mercedes”) (note 5(a)). The results of operations of Mercedes are included in these consolidated financial statements until April 21, 2022, the date of disposition.